Condensed Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 424,910	$ 182,350	$ 1,435,416	$ 880,454
Less excise taxes	99,840	35,237	379,972	138,897
Net sales	325,070	147,113	1,055,444	741,557
Cost of sales	217,862	94,937	494,889	303,220
Gross profit	107,208	52,176	560,555	438,337
Selling, general, and administrative expenses	987,163	77,061	1,366,341	347,582
Goodwill impairment			3,246,149
(Loss) income from operations	(879,955)	(24,885)	(4,051,935)	90,755
Other expenses - net	48,937	(394)
Other income (expense) - net			3,736	3,769
(Loss) income before income taxes	(831,018)	(25,279)	(4,055,671)	86,986
Provision for income taxes			1,500
Net (loss) income	$ (831,018)	$ (25,279)	$ (4,057,171)	$ 86,986
Basic and diluted net loss per common share	$ (0.02)	$ 0.00	$ (0.12)	$ 0
Basic and diluted weighted average common shares outstanding	45,512,500	32,000,000	33,374,007